Accounts Receivable, Net - Disclosure of Accounts Receivable, Net (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	$ 26,856	$ 22,177
Allowance for doubtful accounts	(1,375)	(1,193)
Loans to employees	128	229
Others	2,435	1,857
Accounts receivable, Net	32,316	26,222
The Coca-Cola company [member]
Disclosure of financial assets [line items]
Receivables from related parties	2,054	1,857
Other related parties [member]
Disclosure of financial assets [line items]
Receivables from related parties		254
Heineken [member]
Disclosure of financial assets [line items]
Receivables from related parties	999	$ 1,041
Former Shareholders Vonpar [member]
Disclosure of financial assets [line items]
Receivables from related parties	$ 1,219